CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 804	5,006	44,172
Restricted cash	3,444	21,457	102,212
Accounts and bills receivable, net	3,465	21,587	52,457
Inventories	5,504	34,291	41,774
Advance to suppliers	2,174	13,543	8,808
Prepayments and other receivables	4,201	26,174	31,172
Deferred tax assets - current	298	1,857	1,309
Total current assets	19,890	123,915	281,904
Plant, properties and equipment, net	37,453	233,335	277,119
Construction in progress	54,251	337,990	119,647
Lease prepayments, net	3,134	19,523	20,047
Advance to suppliers - long term, net	851	5,299	62,799
Goodwill			10,276
Long-term deposit	2,690	16,760	16,760
Other assets	42	262
Deferred tax assets - non current	1,680	10,466	1,622
Total assets	119,991	747,550	790,174
Current liabilities
Short-term borrowings	17,656	110,000	168,501
Accounts payables	4,622	28,796	19,317
Notes payable	6,147	38,299
Advance from customers	1,880	11,714	11,876
Accrued expenses and other payables	1,096	6,831	5,798
Obligations under capital leases-current	1,008	6,282
Total current liabilities	32,409	201,922	205,492
Obligations under capital leases	2,202	13,718
Long-term loan	1,605	10,000	10,000
Deferred tax liabilities	558	3,476	1,811
Total liabilities	36,774	229,116	217,303
Shareholders' equity
Registered capital (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,138	13,323	13,323
Additional paid-in capital	50,065	311,907	311,907
Statutory reserve	6,010	37,441	37,441
Retained earnings	24,934	155,341	209,768
Accumulated other comprehensive income	198	1,222	1,230
Total shareholders' equity	83,345	519,234	573,669
Non-controlling interest	(128)	(800)	(798)
Total equity	83,217	518,434	572,871
Total liabilities and equity	$ 119,991	747,550	790,174